Commitments and Contingencies - Schedule of Future Minimum Rental Payments (Details) (10-K)	Dec. 31, 2017 USD ($)
2018	$ 90,061
2019	76,777
2020	4,691
Total future minimum lease payments	171,528
Office [Member]
2018	83,025
2019	69,741
2020
Total future minimum lease payments	152,766
Equipment [Member]
2018	7,036
2019	7,036
2020	4,691
Total future minimum lease payments	$ 18,762